NOTES RECEIVABLE FROM PARTICIPANTS (Details) - EBP 019	12 Months Ended
Dec. 31, 2025
Minimum
EBP, Debt [Line Items]
Loan interest rate	3.75%
Maximum
EBP, Debt [Line Items]
Loan interest rate	9.00%